Investment in Affiliates - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	12 Months Ended											12 Months Ended					12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 ORIX JREIT Inc. USD ($)	Mar. 31, 2011 ORIX JREIT Inc. JPY (¥)	Mar. 31, 2010 ORIX JREIT Inc. JPY (¥)	Mar. 31, 2009 ORIX JREIT Inc. JPY (¥)	Mar. 31, 2010 DAIKYO JPY (¥)	Mar. 31, 2009 DAIKYO JPY (¥)	Mar. 31, 2011 DAIKYO	Mar. 31, 2010 Fuji Fire And Marine Insurance Company Limited JPY (¥)	Mar. 31, 2009 Fuji Fire And Marine Insurance Company Limited JPY (¥)	Mar. 31, 2010 Certain investment in affiliates JPY (¥)	Mar. 31, 2010 ORIX Credit JPY (¥)	Mar. 31, 2011 ORIX Credit	Mar. 31, 2010 ORIX Credit Change During Period, Fair Value Disclosure JPY (¥)	Mar. 31, 2011 Monex Group USD ($)	Mar. 31, 2011 Monex Group JPY (¥)	Mar. 31, 2010 Monex Group JPY (¥)
Schedule of Equity Method Investments [Line Items]
Investment in affiliates, aggregate investment	$ 648	¥ 53,851	¥ 55,531
Investment in affiliates, market value	652	54,237	69,071
Investment in affiliates, excess of cost over the underlying equity at acquisition dates	387	32,187	24,856
Investment in affiliates, dividends received	35	2,875	1,702	11,046
Asset management fee paid					19	1,555	1,572	1,672
Gains on the sales office buildings	61	5,103	6,841	24,346	47	3,905	3,564	23,895
Ownership interest transferred															51.00%
Sales of stock by subsidiaries or affiliates, value of shares received in exchange									26,617	9,439
Investment in affiliates, percentage of ownership									31.00%	41.00%	31.00%		20.00%		49.00%	49.00%		21.00%	21.00%	22.00%
Gains (losses) on sales of stock by subsidiaries and affiliates			2,724							3,576					3,571		3,430			9,337
Sales of stock by subsidiaries or affiliates, number of shares issued									99,950,000			156,976,000	117,000,000					140,000	140,000
Sales of stock by subsidiaries or affiliates, price per share									¥ 182			¥ 86	¥ 135						¥ 22,765
Sales of stock by subsidiaries or affiliates, value of shares issued									18,216			13,500	15,795					38	3,187
Shares issued for acquisiton of Boom Group																		65,685	65,685
Sales of stock by subsidiaries or affiliates, percentage of ownership before the transaction									41.00%			20.00%	26.00%					22.00%	22.00%
Sales of stock by subsidiaries or affiliates, percentage of ownership after the transaction									31.00%			15.00%	20.00%					21.00%	21.00%
Adjustment to the carrying amount of investments			121,375						3,789			1,839	4,574					9	710
Other than temporary impairment losses related to certain affiliates whose shares were listed				29,965
Loss on change in fair value of an investment that is measured at fair value by the election of fair value option under ASC 825-10														6,954
Investment in affiliates	3,747	311,556	293,488						25,828						123,590
Loans to affiliate	$ 743	¥ 61,820	¥ 116,223						¥ 95,547						¥ 96,680